Leases	12 Months Ended
Dec. 31, 2019
Disclosure of leases [text block] [Abstract]
Disclosure of leases [text block]

Note 14 - Leases

As set out in Note 3.7, as from January 1, 2018, the Group early applies IFRS 16, Leases. Under the lease agreements, the Group leases mainly cellular communications sites, structures (including offices, warehouses, communication rooms, and points of sale), and vehicles.

A.	Right of use asset

	Communications sites	Buildings	Vehicles	Total
	NIS	NIS	NIS	NIS
Cost
Balance as at January 1, 2018	809	538	173	1,520
Additions*	159	15	146	320
Derecognition for terminated agreements	(45)	(9)	(11)	(65)
Changes in agreements (mainly extension of the agreement periods) and revaluation	43	81	(22)	102
Balance as at December 31, 2018	966	625	286	1,877
Additions*	146	34	28	208
Derecognition for terminated agreements	(71)	(13)	(27)	(111)
Balance as at December 31, 2019	1,041	646	287	1,974
Amortization and impairment losses
Balance as at January 1, 2018	-	-	-	-
Amortization for the year	190	120	113	423
Derecognition for terminated agreements	(18)	(4)	(9)	(31)
Changes in agreements and other	(3)	(1)	(18)	(22)
Impairment loss	-	-	3	3
Balance as at December 31, 2018	169	115	89	373
Amortization for the year	185	120	110	415
Derecognition for terminated agreements	(65)	(5)	(25)	(95)
Changes in agreements and other	(4)	(2)	(21)	(27)
Impairment loss (see Note 9)	82	45	(1)	126
Balance as at December 31, 2019	367	273	152	792
Carrying amount
January 1, 2018	809	538	173	1,520

December 31, 2018	797	510	197	1,504

December 31, 2019	674	373	135	1,182

*	Additions for new agreements and amendments to existing agreements

B.	Liability for a lease

	Communications sites	Buildings	Vehicles	Total
	NIS	NIS	NIS	NIS
Balance as at January 1, 2018	809	538	188	1,535
Additions *	204	101	141	446
Disposals	(27)	(5)	(2)	(34)
Financing expenses for lease liabilities	14	9	3	26
Payments for a lease	(190)	(124)	(108)	(422)
Balance as at December 31, 2018	810	519	222	1,551
Additions *	150	32	53	235
Disposals	(6)	(8)	(2)	(16)
Financing expenses for lease liabilities	16	9	4	29
Payments for a lease	(180)	(124)	(110)	(414)
Balance as at December 31, 2019	790	428	167	1,385

Carrying amount as at December 31,2018
Current maturities of a lease liability	203	124	118	445
Long-term liabilities for a lease	607	395	104	1,106
Total balance as at December 31, 2018	810	519	222	1,551

Carrying amount as at December 31,2019
Current maturities of a lease liability	197	123	96	416
Long-term liabilities for a lease	593	305	71	969
Total balance as at December 31, 2019	790	428	167	1,385

*	Additions for new agreements and amendments to existing agreements

1.	Analysis of repayment dates of liabilities for the Group’s lease (including principal and interest to be paid)

Expected payment dates	December 31, 2019
NIS
Up to one year	419
1-5 years	743
More than five years	320
Total	1,482

2.	Options to terminate or extend a lease

In most of its leases, the Group assumed that it is reasonably certain that the extension option in the agreements will be exercised, therefore there are no material liabilities in respect of leases that were not presented in the financial statements.

Most of the lease agreements include an option to cancel the agreement with notice and/or payment of a penalty as set out in the agreements. The Group assumed that it is reasonably certain that the cancellation options will not be exercised.

3.	Information about material lease agreements not yet included in measurement of the lease liability

In December 2018, Bezeq entered into an agreement to lease part of an office and commercial building. The agreement is for ten years and includes three option periods up to 24 years and 8 months, as from January 1, 2021. The annual rent amounts to NIS 20.

The right-of-use asset and liability for the lease will be recognized in the financial statements at the date ownership of the asset is transferred, which is expected to be at the end of 2020. Under the agreement, there will be an option of bringing forward the beginning of the lease up to three months before this date.